UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2017 (Unaudited)

COMMON STOCKS - 61.79%	Shares	Value
Administrative and Support Services - 0.00%
CreditRiskMonitor.com, Inc.	780	$1,287

Broadcasting (except Internet) - 9.17%
The E.W. Scripps Company - Class A*	42,400	810,264
Liberty Media Corp.-Liberty SiriusXM - Class A*	28,000	1,173,200
Liberty Media Corp.-Liberty SiriusXM - Class C*	128,000	5,359,360
The Madison Square Garden Company - Class A*	16,366	3,503,960
MSG Networks Inc. - Class A*	49,100	1,040,920
		11,887,704
Cable Distributor - 6.07%
Liberty Broadband Corporation - Series A*	18,000	1,695,240
Liberty Broadband Corporation - Series C*	36,000	3,430,800
Liberty Global plc - Series C*	72,000	2,354,400
Liberty Global plc LiLAC - Series C*	16,496	384,357
		7,864,797
Credit Intermediation and Related Activities - 1.55%
LendingTree, Inc.*	8,233	2,012,557

Data Processor - 7.10%
MasterCard, Inc. - Class A	12,000	1,694,400
PayPal Holdings, Inc.*	63,000	4,033,890
Verisk Analytics, Inc. - Class A*	7,600	632,244
Visa, Inc. - Class A	27,000	2,841,480
		9,202,014
Defense - 3.99%
CACI International, Inc. - Class A*	29,200	4,069,020
ManTech International Corporation - Class A	25,000	1,103,750
		5,172,770
E-Commerce - 2.87%
CommerceHub, Inc. - Series A*	6,000	135,420
CommerceHub, Inc. - Series C*	12,400	264,740
eBay, Inc.*	53,200	2,046,072
Liberty Expedia Holdings, Inc. - Class A*	1,800	95,598
Liberty Interactive Corp. QVC - Class A*	6,200	146,134
Liberty Ventures - Series A*	18,000	1,035,900
		3,723,864
Holding Company - 0.67%
Icahn Enterprises LP	15,900	872,274

Media - 2.21%
Liberty Media Corp.-Liberty Braves - Class A*	8,000	202,960
Liberty Media Corp.-Liberty Braves - Class C*	8,600	217,322
Liberty Media Corp.-Liberty Formula One - Class A*	21,000	766,290
Lions Gate Entertainment Corporation - Class B*	52,643	1,673,521
		2,860,093
Non-Store Retailers - 1.91%
Copart, Inc.*	72,000	2,474,640

Oil and Gas - 0.03%
Texas Pacific Land Trust	100	40,410

Other Information Services - 5.97%
Alphabet, Inc. - Class A*	4,000	3,894,880
Alphabet, Inc. - Class C*	4,000	3,836,440
		7,731,320
Performing Arts, Spectator Sports, and Related Industries - 0.47%
Live Nation Entertainment, Inc.*	14,000	609,700

Satellite Telecommunications - 5.99%
DISH Network Corp. - Class A*	21,400	1,160,522
EchoStar Corporation - Class A*	115,400	6,604,342
		7,764,864
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 13.78%
The Bitcoin Investment Trust*^	22,400	15,724,800
The Bitcoin Investment Trust Private Placement Certificate*+[1]	289	184,873
MarketAxess Holdings, Inc.	5,700	1,051,707
OTC Markets Group Inc. - Class A	30,600	902,700
		17,864,080
Software & Services - 0.01%
GMO Internet, Inc.	1,200	14,621

TOTAL COMMON STOCKS
(cost $21,035,413)		80,096,995

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp. Preferred*+	$190,000	-
TOTAL ESCROW NOTES
(cost $0)		-

SHORT-TERM INVESTMENTS - 38.28%	Shares
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.91%[b]	922	922

	Principal
	Amount
U.S. Treasury Obligations - 38.28%
United States Treasury Bills
Maturity Date: 10/12/2017, Yield to Maturity 1.02%	$4,572,000	4,570,833
Maturity Date: 10/19/2017, Yield to Maturity 1.02%	45,071,000	45,051,552
		49,622,385
TOTAL SHORT-TERM INVESTMENTS
(cost $49,619,522)		49,623,307

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.80%	Shares
Money Market Funds - 9.80%
First American Government Obligations Fund - Class X, 0.93%[b]	12,704,920	12,704,920
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $12,704,920)		12,704,920

TOTAL INVESTMENTS - 109.87%
(cost $83,359,855)(a)		$142,425,222

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2017.  Total loaned securities had a market value of $12,217,608 at September 30, 2017.  The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $184,873 or 0.14% of net assets.
[1]	- The Private Placement Certificates will automatically convert into unrestricted shares of The Bitcoin Investment Trust (GBTC) at the end of the restricted period.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2017.

(a) The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows:

Cost of investments	$83,359,855

Gross unrealized appreciation	$59,066,131
Gross unrealized depreciation	(764)
Net unrealized depreciation	$59,065,367

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2017 (Unaudited)

COMMON STOCKS - 94.16%	Shares	Value
Chemical Manufacturing - 2.64%
Agenus, Inc.*	148	$652
AmpliPhi Biosciences Corp.*	2	2
Immune Pharmaceuticals, Inc.*	1	1
Lonza Group AG*	2,000	524,604
Madrigal Pharmaceuticals, Inc.*	514	23,120
		548,379
Pharmaceutical and Biotechnology - 91.04%
AbbVie Inc.	13,000	1,155,180
Alkermes plc*	22,000	1,118,480
Arena Pharmaceuticals, Inc.*	4,500	114,750
AstraZeneca plc - ADR	28,000	948,640
Biogen Inc.*	3,750	1,174,200
Bioverativ, Inc.*	2,375	135,541
Bristol-Myers Squibb Company	24,000	1,529,760
Celgene Corporation*	7,000	1,020,740
Celldex Therapeutics Inc.*	26,294	75,201
Eli Lilly & Company	19,000	1,625,260
Gilead Sciences, Inc.	9,000	729,180
GlaxoSmithKline plc - ADR	22,673	920,524
Ionis Pharmaceuticals, Inc.*	17,000	861,900
Johnson & Johnson	9,000	1,170,090
Merck & Co., Inc.	15,000	960,450
Merrimack Pharmaceuticals, Inc.	2,500	36,350
Novartis AG - ADR	14,000	1,201,900
Onconova Therapeutics, Inc.*	2,400	4,104
Osiris Therapeutics, Inc.*^	21,000	96,600
Pfizer, Inc.	43,000	1,535,100
Progenics Pharmaceuticals, Inc.*	67,200	494,592
Roche Holding AG Limited - ADR	23,000	736,000
Sanofi - ADR	25,000	1,244,750
		18,889,292
Professional, Scientific, and Technical Services - 0.48%
Codexis, Inc.*	5,611	37,313
Pacific Biosciences of California Inc.*	12,000	63,000
		100,313
TOTAL COMMON STOCKS
(cost $13,212,914)		19,537,984

RIGHTS - 0.05%
Funds, Trusts, and Other Financial Vehicles - 0.02%
Ligand Pharmaceuticals Inc.*	44,000	396
Ligand Pharmaceuticals Inc.*	44,000	3,960
Ligand Pharmaceuticals Inc.*	44,000	330
Ligand Pharmaceuticals Inc.*#	44,000	176
		4,862
Pharmaceutical and Biotechnology - 0.03%
Sanofi*#	15,538	5,594

TOTAL RIGHTS
(cost $0)		10,456

SHORT-TERM INVESTMENTS - 6.00%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.91%[b]	739	739

	Principal
	Amount
U.S. Treasury Obligations - 6.00%
United States Treasury Bills
Maturity Date: 10/05/2017, Yield to Maturity 1.12%	$1,181,000	1,180,929
Maturity Date: 10/12/2017, Yield to Maturity 1.02%	63,000	62,984
		1,243,913
TOTAL SHORT-TERM INVESTMENTS
(cost $1,244,573)		1,244,652

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.25%	Shares
Money Market Funds - 0.25%
First American Government Obligations Fund, Class X, 0.93%[b]	51,255	51,255
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $51,255)		51,255
TOTAL INVESTMENTS - 100.46%
(cost $14,508,742)(a)		$20,844,347

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2017.  Total loaned securities had a market value of $47,155 at September 30, 2017.  The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

#	- Contingent value right (contingent upon profitability of company).
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2017.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows:

Cost of investments	$14,508,742

Gross unrealized appreciation	$7,994,085
Gross unrealized depreciation	(1,658,480)
Net unrealized depreciation	$6,335,605

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - September 30, 2017 (Unaudited)

COMMON STOCKS - 55.18%	Shares	Value
Accommodation - 1.29%
Civeo Corporation*	51,203	$145,929

Asset Management - 4.50%
Brookfield Asset Management Inc. - Class A	5,800	239,540
JZ Capital Partners Limited	4,800	32,015
Onex Corporation	2,400	185,926
Partners Value Investments LP*	1,993	53,509
		510,990
Broadcasting (except Internet) - 2.77%
Liberty Media Corp.-Liberty SiriusXM - Class A*	3,500	146,650
Liberty Media Corp.-Liberty SiriusXM - Class C*	4,000	167,480
		314,130
Cable Distributor - 0.66%
Liberty Broadband Corporation - Series A*	700	65,926
Liberty Global plc - Series A*	74	2,509
Liberty Global plc - Series C*	182	5,951
Liberty Global plc LiLAC - Series A*	9	214
Liberty Global plc LiLAC - Series C*	22	513
		75,113
Global Exchanges - 0.63%
BM&FBovespa SA	9,470	71,373

Holding Company - 11.60%
Bollore SA	92,000	459,837
Clarke Inc.	25,600	196,962
Dundee Corporation - Class A*	13,000	33,591
Icahn Enterprises LP	5,200	285,272
Siem Industries Inc.*	5,500	341,000
		1,316,662
Industrial Services - 0.03%
Brookfield Business Partners LP	116	3,439

Insurance Carriers and Related Activities - 2.75%
Fairfax Financial Holdings Limited	600	311,400
Trisura Group Limited*	34	724
		312,124
Lessors of Nonresidential Buildings (except Miniwarehouses) - 1.85%
Cresud S.A.C.I.F.y A. - ADR*	1,798	33,569
The Howard Hughes Corporation*	1,500	176,895
		210,464
Media - 0.69%
Liberty Media Corp.-Liberty Formula One - Class A*	900	32,841
Liberty Media Corp.-Liberty Formula One - Class C*	1,200	45,708
		78,549
Mining (except Oil and Gas) - 2.50%
Franco-Nevada Corporation	2,100	162,708
NovaGold Resources Inc.*	4,000	16,480
Wheaton Precious Metals Corporation	5,450	104,041
		283,229
Oil and Gas - 9.89%
PrairieSky Royalty Limited	100	2,559
Texas Pacific Land Trust	2,772	1,120,165
		1,122,724
Oil and Gas Extraction - 0.48%
Continental Resources, Inc.*	1,400	54,054

Pipeline Transportation - 0.11%
Rubis SCA	200	12,748

Publishing Industries (except Internet) - 0.12%
NZME Limited	20,000	12,550
Promotora de Informaciones S.A. - ADR*	240	905
		13,455
Real Estate - 1.79%
Dream Unlimited Corp. - Class A*	35,100	203,103

Satellite Telecommunications - 1.21%
EchoStar Corporation - Class A*	2,400	137,352

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 10.51%
The Bitcoin Investment Trust*^	1,700	1,193,400

Shipping Services - 0.61%
Clarkson plc	1,800	69,007

Software & Services - 0.04%
GMO Internet, Inc.	400	4,874

Transportation - 0.04%
Braemar Shipping Services plc	1,000	4,221

Water Transportation - 1.11%
A.P. Moeller-Maersk A/S - Class B - ADR	13,200	126,324

TOTAL COMMON STOCKS
(cost $3,480,120)		6,263,264

PREFERRED STOCKS - 0.08%
Asset Management - 0.08%
Partners Value Investments LP - Class A	515	9,270

TOTAL PREFERRED STOCKS
(cost $5,334)		9,270

	Principal
CORPORATE BONDS - 0.30%	Amount
General Merchandise Stores - 0.30%
Sears Holdings Corporation, 8.000%, 12/15/2019	$39,500	34,168

TOTAL CORPORATE BONDS
(cost $39,500)		34,168

WARRANTS - 0.06%	Shares
Asset Management - 0.04%
Partners Value Investments LP*	1,893	4,476

General Merchandise Stores - 0.02%
Sears Holdings Corporation*	1,390	3,002

TOTAL WARRANTS
(cost $26,599)		7,478

SHORT-TERM INVESTMENTS - 42.40%
Money Market Funds - 0.02%
Fidelity Institutional Government Portfolio - Class I, 0.91%[b]	2,066	2,066

	Principal
	Amount
U.S. Treasury Obligations - 42.38%
United States Treasury Bills
Maturity Date: 10/12/2017, Yield to Maturity 1.04%	$716,000	715,817
Maturity Date: 10/19/2017, Yield to Maturity 1.01%	3,203,000	3,201,618
Maturity Date: 11/09/2017, Yield to Maturity 0.89%	753,000	752,241
Maturity Date: 11/16/2017, Yield to Maturity 0.91%	141,000	140,832
		4,810,508
TOTAL SHORT-TERM INVESTMENTS
(cost $4,812,327)		4,812,574

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.64%	Shares
Money Market Funds - 0.64%
First American Government Obligations Fund, Class X, 0.93%[b]	73,000	73,000
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $73,000)		73,000
TOTAL INVESTMENTS - 98.66%
(cost $8,436,880)(a)		$11,199,754

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2017.  Total loaned securities had a market value of $70,200 at September 30, 2017.  The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2017.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows:

Cost of investments	$8,436,880

Gross unrealized appreciation	$3,174,909
Gross unrealized depreciation	(412,035)
Net unrealized depreciation	$2,762,874

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2017 (Unaudited)

COMMON STOCKS - 93.13%	Shares	Value
Accommodation - 0.05%
Civeo Corporation*	132,000	$376,200

Asset Management - 8.24%
Associated Capital Group, Inc. - Class Ac	259,000	9,246,300
Brookfield Asset Management Inc. - Class A	833,000	34,402,900
Onex Corporation	235,400	18,236,297
Partners Value Investments LP*	800	21,479
RIT Capital Partners plc	8,800	229,000
		62,135,976
Beverage and Tobacco Product Manufacturing - 0.15%
Crimson Wine Group Limited*	102,200	1,098,650

Broadcasting (except Internet) - 5.89%
CBS Corporation - Class B	98,000	5,684,000
Liberty Media Corp.-Liberty SiriusXM - Class A*	357,000	14,958,300
Liberty Media Corp.-Liberty SiriusXM - Class C*	567,400	23,757,038
		44,399,338
Cable Distributor - 3.27%
Liberty Broadband Corporation - Series A*	67,800	6,385,404
Liberty Broadband Corporation - Series C*	192,000	18,297,600
		24,683,004
Chemical Manufacturing - 0.09%
Platform Specialty Products Corporation*	62,800	700,220

E-Commerce - 1.96%
CommerceHub, Inc. - Series A*	18,800	424,316
CommerceHub, Inc. - Series C*	30,400	649,040
Liberty Expedia Holdings, Inc. - Class A*	29,800	1,582,678
Liberty Interactive Corp. QVC - Class A*	271,000	6,387,470
Liberty Ventures - Series A*	99,600	5,731,980
		14,775,484
Gaming - 1.58%
Las Vegas Sands Corp.	81,400	5,222,624
MGM Resorts International	67,200	2,190,048
Wynn Resorts Limited	30,000	4,467,600
		11,880,272
Global Exchanges - 0.02%
JSE Limited	18,000	164,661

Holding Company - 6.18%
Bollore SA	391,600	1,957,305
Dundee Corporation - Class A*	82,000	211,880
Icahn Enterprises LP	646,600	35,472,476
Leucadia National Corporation	287,600	7,261,900
Siem Industries Inc.*	28,000	1,736,000
		46,639,561
Household and Personal Products - 0.91%
Newell Brands, Inc.	160,000	6,827,200

Industrial Services - 0.05%
Brookfield Business Partners LP	11,900	352,835

Insurance Carriers and Related Activities - 2.12%
Markel Corporation*	14,900	15,912,902
Trisura Group Limited*	5,015	106,814
		16,019,716
Lessors of Nonresidential Buildings (except Miniwarehouses) - 9.99%
The Howard Hughes Corporation*	639,000	75,357,270

Lessors of Residential Buildings and Dwellings - 0.83%
Equity Lifestyle Properties, Inc. - REIT	74,000	6,295,920

Media - 3.26%
Discovery Communications, Inc. - Class A*	154,000	3,278,660
Discovery Communications, Inc. - Class C*	77,300	1,566,098
Liberty Media Corp.-Liberty Braves - Class A*	40,200	1,019,874
Liberty Media Corp.-Liberty Braves - Class C*	48,700	1,230,649
Liberty Media Corp.-Liberty Formula One - Class A*	92,800	3,386,272
Liberty Media Corp.-Liberty Formula One - Class C*	132,100	5,031,689
Lions Gate Entertainment Corporation - Class B*	225,200	7,159,108
Scripps Networks Interactive - Class A	17,200	1,477,308
Viacom Inc. - Class B	15,800	439,872
		24,589,530
Mining (except Oil and Gas) - 2.28%
Franco-Nevada Corporation	221,600	17,169,568

Oil and Gas - 29.48%
PrairieSky Royalty Limited	1,000	25,590
Texas Pacific Land Trust	550,347	222,395,223
		222,420,813
Oil and Gas Extraction - 0.86%
Atlas Energy Group LLC*	612,400	65,833
Continental Resources, Inc.*	66,900	2,583,009
Tourmaline Oil Corp.*	189,600	3,855,061
		6,503,903
Other Exchanges - 2.65%
CBOE Holdings Inc.	185,800	19,997,654

Performing Arts, Spectator Sports, and Related Industries - 3.61%
Live Nation Entertainment, Inc.*	625,800	27,253,590

Publishing Industries (except Internet) - 0.06%
Time Inc.	36,000	486,000

Real Estate - 1.00%
Dream Unlimited Corp. - Class A*	278,200	1,609,781
Forest City Realty Trust, Inc. - Class A - REIT	233,200	5,948,932
		7,558,713
Restaurants - 2.26%
The Wendy's Company	1,098,400	17,058,152

Satellite Telecommunications - 3.57%
DISH Network Corp. - Class A*	202,400	10,976,152
EchoStar Corporation - Class A*	278,800	15,955,724
		26,931,876
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.90%
The Bitcoin Investment Trust*^	20,400	14,320,800

Shipping Services - 0.15%
Clarkson plc	30,000	1,150,120

Software & Services - 0.03%
GMO Internet, Inc.	18,000	219,311

Utilities - 0.46%
Brookfield Infrastructure Partners LP^	80,000	3,451,200

Water Transportation - 0.23%
A.P. Moeller-Maersk A/S - Class B - ADR	184,800	1,768,536

TOTAL COMMON STOCKS
(cost $327,907,643)		702,586,073

PREFERRED STOCKS - 0.00%
Asset Management - 0.00%
Partners Value Investments LP - Class A	217	3,906

TOTAL PREFERRED STOCKS
(cost $1,764)		3,906

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp.*+	$200,000	-
TOTAL ESCROW NOTES
(cost $0)		-

WARRANTS - 0.00%	Shares
Asset Management - 0.00%
Partners Value Investments LP*	800	1,891

TOTAL WARRANTS
(cost $2,368)		1,891

SHORT-TERM INVESTMENTS - 6.93%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.91%[b]	999	999

	Principal
	Amount
U.S. Treasury Obligations - 6.93%
United States Treasury Bills
Maturity Date: 10/12/2017, Yield to Maturity 1.01%	$17,939,000	17,934,419
Maturity Date: 10/19/2017, Yield to Maturity 1.00%	29,094,000	29,081,447
Maturity Date: 11/09/2017, Yield to Maturity 0.91%	2,734,000	2,731,245
Maturity Date: 11/16/2017, Yield to Maturity 0.92%	2,369,000	2,366,165
Maturity Date: 11/24/2017, Yield to Maturity 0.91%	142,000	141,793
		52,255,069
TOTAL SHORT-TERM INVESTMENTS
(cost $52,253,213)		52,256,068

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.25%	Shares
Money Market Funds - 2.25%
First American Government Obligations Fund, Class X, 0.93%[b]	17,006,880	17,006,880
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $17,006,880)		17,006,880
TOTAL INVESTMENTS - 102.31%
(cost $397,171,868)(a)		$771,854,818

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2017.  Total loaned securities had a market value of $16,412,250 at September 30, 2017.  The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2017.
[c]	- Affiliated issuer.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows:

Cost of investments	$397,171,868

Gross unrealized appreciation	$399,166,932
Gross unrealized depreciation	(24,483,982)
Net unrealized depreciation	$374,682,950

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - September 30, 2017 (Unaudited)

COMMON STOCKS - 91.97%	Shares	Value
Accommodation - 4.45%
Civeo Corporation*	2,814,995	$8,022,736

Asset Management - 12.14%
Associated Capital Group, Inc. - Class A	164,250	5,863,725
GAMCO Investors, Inc. - Class A	19,200	571,392
JZ Capital Partners Limited	190,400	1,269,937
Onex Corporation	93,180	7,190,785
Partners Value Investments LP*	191,000	5,128,031
RIT Capital Partners plc	71,200	1,852,820
Sprott, Inc.	1,680	2,841
		21,879,531
Beverage and Tobacco Product Manufacturing - 0.71%
Crimson Wine Group Limited*	119,600	1,285,700

Chemical Manufacturing - 2.46%
Inter Parfums, Inc.	69,600	2,871,000
Platform Specialty Products Corporation*	140,600	1,567,690
		4,438,690
Holding Company - 11.01%
Dundee Corporation - Class A*	793,500	2,050,324
Icahn Enterprises LP	324,494	17,801,741
		19,852,065
Insurance Carriers and Related Activities - 0.49%
Greenlight Capital Re, Limited - Class A*	41,000	887,650

Lessors of Nonresidential Buildings (except Miniwarehouses) - 6.60%
The Howard Hughes Corporation*	100,900	11,899,137

Machinery Manufacturing - 0.60%
Colfax Corporation*	26,000	1,082,640

Media - 0.78%
Lions Gate Entertainment Corporation - Class B*	44,096	1,401,812

Merchant Wholesalers, Durable Goods - 0.47%
Dorman Products, Inc.*	11,900	852,278

Oil and Gas - 27.85%
Permian Basin Royalty Trust^	165,500	1,441,505
Texas Pacific Land Trust	120,668	48,761,939
		50,203,444
Oil Refining - 0.79%
Par Pacific Holdings, Inc.*	68,319	1,421,035

Other Exchanges - 0.99%
Urbana Corporation - Class A	695,071	1,777,020

Performing Arts, Spectator Sports, and Related Industries - 4.25%
Live Nation Entertainment, Inc.*	175,800	7,656,090

Pipeline Transportation - 3.40%
Rubis SCA	96,100	6,125,367

Publishing Industries (except Internet) - 0.14%
Promotora de Informaciones S.A. - ADR*	64,644	243,746

Real Estate - 7.04%
Dream Unlimited Corp. - Class A*	2,194,000	12,695,396

Restaurants - 4.61%
The Wendy's Company	534,650	8,303,114

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.31%
The Bitcoin Investment Trust*	3,375	2,369,250

Telecommunications - 0.11%
LICT Corporation*	16	198,400

Transportation - 1.06%
Braemar Shipping Services plc	450,322	1,900,806

Transportation Equipment Manufacturing - 0.71%
American Railcar Industries, Inc.^	33,100	1,277,660

TOTAL COMMON STOCKS
(cost $139,984,308)		165,773,567

PREFERRED STOCKS - 0.52%
Asset Management - 0.52%
Partners Value Investments LP - Class A	51,933	934,794

TOTAL PREFERRED STOCKS
(cost $420,822)		934,794

WARRANTS - 0.25%
Asset Management - 0.25%
Partners Value Investments LP*	191,000	451,573

TOTAL WARRANTS
(cost $564,856)		451,573

SHORT-TERM INVESTMENTS - 6.36%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.91%[b]	478	478

	Principal
	Amount
U.S. Treasury Obligations - 6.36%
United States Treasury Bills
Maturity Date: 10/12/2017, Yield to Maturity 1.01%	$11,467,000	11,464,072

TOTAL SHORT-TERM INVESTMENTS
(cost $11,463,939)		11,464,550

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.18%	Shares
Money Market Funds - 1.18%
First American Government Obligations Fund, Class X, 0.93%[b]	2,134,870	2,134,870
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $2,134,870)		2,134,870
TOTAL INVESTMENTS - 100.28%
(cost $154,568,795)(a)		$180,759,354

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2017.  Total loaned securities had a market value of $2,054,853 at September 30, 2017.  The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2017.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows:

Cost of investments	$154,568,795

Gross unrealized appreciation	$66,413,403
Gross unrealized depreciation	(40,222,844)
Net unrealized depreciation	$26,190,559

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - September 30, 2017 (Unaudited)

COMMON STOCKS - 70.43%	Shares	Value
Asset Management - 9.82%
Associated Capital Group, Inc. - Class A	33,400	$1,192,380
GAMCO Investors, Inc. - Class A	100	2,976
Oaktree Capital Group LLC	9,000	423,450
Onex Corporation	31,000	2,401,551
Partners Value Investments LP*	43,516	1,168,332
Sprott, Inc.	41,155	69,595
		5,258,284
Beverage and Tobacco Product Manufacturing - 0.10%
Crimson Wine Group Limited*	5,080	54,610

Data Processor - 3.03%
MasterCard, Inc. - Class A	4,800	677,760
Visa, Inc. - Class A	9,000	947,160
		1,624,920
Global Exchanges - 0.75%
JSE Limited	43,600	398,845

Holding Company - 5.64%
Clarke Inc.	1,000	7,694
Dundee Corporation - Class A*	157,000	405,672
Icahn Enterprises LP	47,500	2,605,850
		3,019,216
Insurance Carriers and Related Activities - 1.25%
Fairfax Financial Holdings Limited	60	31,140
Markel Corporation*	600	640,788
		671,928
Lessors of Nonresidential Buildings (except Miniwarehouses) - 4.90%
The Howard Hughes Corporation*	22,250	2,623,943

Merchant Wholesalers, Durable Goods - 0.05%
A-Mark Precious Metals, Inc.	1,600	26,416

Mining (except Oil and Gas) - 0.00%
Wheaton Precious Metals Corporation	100	1,909

Oil and Gas - 22.72%
Texas Pacific Land Trust	30,100	12,163,410

Other Exchanges - 3.14%
CBOE Holdings Inc.	4,300	462,809
NZX Limited	359,002	305,982
Urbana Corporation - Class A	356,004	910,160
		1,678,951
Real Estate - 2.95%
Dream Unlimited Corp. - Class A*	272,800	1,578,534

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 15.71%
The Bitcoin Investment Trust*^	6,600	4,633,200
CME Group, Inc.	4,000	542,720
IntercontinentalExchange Group, Inc.	10,000	687,000
OTC Markets Group Inc. - Class A	86,385	2,548,357
		8,411,277
Shipping Services - 0.11%
Clarkson plc	1,600	61,340

U.S. Equity Exchanges - 0.26%
NASDAQ, Inc.	1,800	139,626

TOTAL COMMON STOCKS
(cost $20,022,594)		37,713,209

PREFERRED STOCKS - 0.40%
Asset Management - 0.40%
Partners Value Investments LP - Class A	11,832	212,976

TOTAL PREFERRED STOCKS
(cost $96,929)		212,976

	Principal
CORPORATE BONDS - 0.01%	Amount
General Merchandise Stores - 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019	$5,500	4,758

TOTAL CORPORATE BONDS
(cost $5,500)		4,758

WARRANTS - 0.19%	Shares
Asset Management - 0.19%
Partners Value Investments LP*	43,516	102,883

TOTAL WARRANTS
(cost $130,104)		102,883

SHORT-TERM INVESTMENTS - 29.04%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.91%[b]	1,088	1,088

	Principal
	Amount
U.S. Treasury Obligations - 29.04%
United States Treasury Bills
Maturity Date: 10/12/2017, Yield to Maturity 1.02%	$5,686,000	5,684,548
Maturity Date: 10/19/2017, Yield to Maturity 1.02%	9,594,000	9,589,860
Maturity Date: 11/09/2017, Yield to Maturity 0.90%	133,000	132,866
Maturity Date: 11/16/2017, Yield to Maturity 0.91%	88,000	87,895
Maturity Date: 11/24/2017, Yield to Maturity 0.91%	54,000	53,921
		15,549,090
TOTAL SHORT-TERM INVESTMENTS
(cost $15,549,134)		15,550,178

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.05%	Shares
Money Market Funds - 2.05%
First American Government Obligations Fund, Class X, 0.93%[b]	1,095,000	1,095,000
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $1,095,000)		1,095,000
TOTAL INVESTMENTS - 102.12%
(cost $36,899,261)(a)		$54,679,004

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2017.  Total loaned securities had a market value of $1,053,000 at September 30, 2017.  The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2017.

(a) The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows:

Cost of investments	$36,899,261

Gross unrealized appreciation	$22,909,252
Gross unrealized depreciation	(5,129,509)
Net unrealized depreciation	$17,779,743

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - September 30, 2017 (Unaudited)

EXCHANGE TRADED FUNDS - 22.03%	Shares	Value
Funds, Trusts, and Other Financial Vehicles - 22.03%
iShares 1-3 Year Credit Bond ETF	27,000	$2,844,450
PIMCO Enhanced Short Maturity Active ETF	4,700	478,460
SPDR Barclays Short Term Corporate Bond ETF#	24,000	736,080
Vanguard Short-Term Corporate Bond ETF	21,700	1,738,821

TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,793)		5,797,811

SHORT-TERM INVESTMENTS - 77.96%
Money Market Funds - 8.55%
Fidelity Institutional Government Portfolio - Class I, 0.91%#[b]	2,249,779	2,249,779

	Principal
	Amount
U.S. Treasury Obligations - 69.41%
United States Treasury Bills
Maturity Date: 10/12/2017, Yield to Maturity 1.06%	$7,128,000	7,126,180
Maturity Date: 10/19/2017, Yield to Maturity 1.01%	10,950,000	10,945,275
Maturity Date: 11/24/2017, Yield to Maturity 0.91%	194,000	193,718
		18,265,173
TOTAL SHORT-TERM INVESTMENTS
(cost $20,513,685)		20,514,952
TOTAL INVESTMENTS - 99.99%
(cost $26,318,478)(a)		$26,312,763

Percentages are stated as a percent of net assets.

#	- All or a portion of the securities have been committed as collateral for written option contracts.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2017.
ETF	- Exchange Traded Fund.

(a) The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows:

Cost of investments	$26,318,478

Gross unrealized appreciation	$3,543
Gross unrealized depreciation	(9,258)
Net unrealized depreciation	$(5,715)

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written - September 30, 2017 (Unaudited)

PUT OPTIONS WRITTEN	Contracts[d]	Value
Equity Index
S&P 500 Index
Expiration: October 2017, Exercise Price: $2,385.00	7	$228
Expiration: October 2017, Exercise Price: $2,390.00	6	195
Expiration: October 2017, Exercise Price: $2,415.00	6	840
Expiration: October 2017, Exercise Price: $2,420.00	5	750
Expiration: October 2017, Exercise Price: $2,420.00	6	2,490
Expiration: October 2017, Exercise Price: $2,425.00	1	280
Expiration: October 2017, Exercise Price: $2,425.00	2	320
Expiration: October 2017, Exercise Price: $2,425.00	3	1,320
Expiration: October 2017, Exercise Price: $2,430.00	3	1,395
Expiration: October 2017, Exercise Price: $2,430.00	6	1,815
Expiration: October 2017, Exercise Price: $2,435.00	1	495
Expiration: October 2017, Exercise Price: $2,435.00	6	1,935

TOTAL PUT OPTIONS WRITTEN
(premiums received $44,456)		$12,063

[d]	- 100 shares per contract.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - September 30, 2017 (Unaudited)

	Principal
CONVERTIBLE BONDS - 1.69%	Amount	Value
Energy Transportation - 0.67%
Cheniere Energy, Inc., 4.250%, 03/15/2045	$500,000	$348,750

Real Estate - 1.02%
Forest City Enterprises, Inc., 4.250%, 08/15/2018	446,000	535,479

TOTAL CONVERTIBLE BONDS
(cost $802,410)		884,229

CORPORATE BONDS - 77.88%
Broadcasting (except Internet) - 3.93%
Cablevision Systems Corporation, 5.875%, 09/15/2022	200,000	207,500
Sinclair Television Group, Inc., 5.375%, 04/01/2021	250,000	256,875
Sirius XM Radio, Inc., 4.625%, 05/15/2023, Acquired 04/11/2014-07/14/2015 at $1,014,855■	1,050,000	1,081,500
TEGNA, Inc.
5.125%, 10/15/2019	250,000	254,062
5.125%, 07/15/2020	250,000	256,875
		2,056,812
Cable Distributor - 0.51%
Altice Luxembourg SA, 7.750%, 05/15/2022, Acquired 07/02/2014 at $262,760■	250,000	265,625

Chemical Manufacturing - 7.49%
Ashland Inc., 4.750%, 08/15/2022	3,000,000	3,176,250
The Chemours Company
6.625%, 05/15/2023	474,000	506,587
7.000%, 05/15/2025	214,000	238,075
		3,920,912
Construction of Buildings - 7.89%
Lennar Corporation, 4.750%, 11/15/2022	1,960,000	2,080,050
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019	2,000,000	2,052,500
		4,132,550
E-Commerce - 1.88%
IAC/InterActiveCorp, 4.750%, 12/15/2022^	1,000,000	987,500

Energy Transportation - 1.99%
ONEOK Inc., 4.250%, 02/01/2022	1,000,000	1,041,811

Fabricated Metal Product Manufacturing - 0.47%
Ball Corp., 5.250%, 07/01/2025	224,000	246,736

Food Manufacturing - 9.28%
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024, Acquired 02/15/2017 at $1,005,000■	1,000,000	1,047,500
4.875%, 11/01/2026, Acquired 02/15/2017-03/09/2017 at $3,632,031■	3,625,000	3,815,313
		4,862,813
Gaming - 0.99%
Wynn Las Vegas LLC, 4.250%, 05/30/2023, Acquired 07/02/2014-07/29/2014 at $490,335■	500,000	516,875

Holding Company - 5.93%
Icahn Enterprises, 5.875%, 02/01/2022	3,000,000	3,105,000

Lessors of Nonresidential Buildings (except Miniwarehouses) - 2.44%
The Howard Hughes Corporation, 5.375%, 03/15/2025, Acquired 03/06/2017-03/07/2017 at $1,253,125■	1,250,000	1,278,125

Mining (except Oil and Gas) - 3.06%
Freeport-McMoRan Inc., 3.550%, 03/01/2022	1,100,000	1,085,909
Teck Resources Limited, 4.750%, 01/15/2022	264,000	280,418
Vulcan Materials Co., 7.500%, 06/15/2021	200,000	233,993
		1,600,320
Motor Vehicle and Parts Dealers - 7.00%
Penske Automotive Group, Inc., 5.750%, 10/01/2022	3,550,000	3,667,949

Oil and Gas Extraction - 4.64%
Continental Resources, Inc., 5.000%, 09/15/2022	600,000	612,000
Murphy Oil Corp., 4.700%, 12/01/2022	1,208,000	1,211,020
QEP Resources, Inc.
6.875%, 03/01/2021	250,000	264,375
5.375%, 10/01/2022	120,000	118,500
5.250%, 05/01/2023	230,000	224,825
		2,430,720
Oil and Gas Service Company - 2.20%
Ensco plc, 4.700%, 03/15/2021^	600,000	585,000
Rowan Companies, Inc., 4.875%, 06/01/2022	600,000	565,500
		1,150,500
Publishing Industries (except Internet) - 0.50%
Tribune Media Co., 5.875%, 07/15/2022	250,000	261,250

Real Estate - 8.88%
Brookfield Residential Properties
6.500%, 12/15/2020, Acquired 09/24/2014-03/20/2015 at $3,313,761■	3,250,000	3,335,312
6.125%, 07/01/2022, Acquired 04/09/2015 at $103,580■	100,000	105,000
6.375%, 05/15/2025, Acquired 06/19/2015 at $641,235■	651,000	688,433
Lamar Media Corp., 5.000%, 05/01/2023	500,000	520,625
		4,649,370
Shipping Services - 3.81%
Stolt-Nielsen Ltd, 6.375%, 09/21/2022	2,000,000	1,997,500

Software and Services - 0.58%
Nuance Communications, Inc., 5.375%, 08/15/2020, Acquired 03/27/2014-07/29/2014 at $302,935■	300,000	305,850

Telecommunications - 4.41%
CenturyLink, Inc., 5.800%, 03/15/2022	500,000	500,225
Crown Castle International Corp., 4.875%, 04/15/2022	700,000	761,017
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	480,375
7.625%, 06/15/2021	500,000	569,635
		2,311,252
TOTAL CORPORATE BONDS
(cost $39,486,203)		40,789,470

MUNICIPAL BONDS - 0.36%
Air Transportation - 0.36%
Branson Missouri Regional Airport Transportation Development District
6.000%, 07/01/2025[a]+	2,000,000	108,000
6.000%, 07/01/2037[a]+	1,500,000	81,000

TOTAL MUNICIPAL BONDS
(cost $2,245,112)		189,000

CLOSED-END FUNDS - 10.86%	Shares
Funds, Trusts, and Other Financial Vehicles - 10.86%
DoubleLine Income Solutions Fund	25,500	541,875
DoubleLine Opportunistic Credit Fund^	50,900	1,223,636
PIMCO Dynamic Income Fund	88,000	2,715,680
PIMCO Income Opportunity Fund	9,000	237,150
PIMCO Income Strategy Fund^	10,000	121,200
PIMCO Income Strategy Fund II	10,000	107,000
Special Opportunities Fund Inc.	14,200	223,508
Western Asset Mortgage Defined Opportunity Fund Inc.	19,200	490,944
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,200	24,816

TOTAL CLOSED-END FUNDS
(cost $5,859,752)		5,685,809

SHORT-TERM INVESTMENTS - 7.51%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.91%[b]	590	590

	Principal
	Amount
U.S. Treasury Obligations - 7.51%
United States Treasury Bills
Maturity Date: 10/19/2017, Yield to Maturity 1.01%	$1,178,000	1,177,492
Maturity Date: 11/24/2017, Yield to Maturity 0.91%	2,760,000	2,755,980
		3,933,472
TOTAL SHORT-TERM INVESTMENTS
(cost $3,934,226)		3,934,062

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.54%	Shares
Money Market Funds - 1.54%
First American Government Obligations Fund - Class X, 0.93%[b]	806,300	806,300
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $806,300)		806,300
TOTAL INVESTMENTS - 99.84%
(cost $53,134,003)(a)		$52,288,870

Percentages are stated as a percent of net assets.

^
- This security or a portion of this security was out on loan at September 30, 2017.  Total loaned securities had a market value of $788,000 at September 30, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 23.75%.
[a]	- Default or other conditions exist and the security is not presently accruing income.
+	- Security is considered illiquid. The aggregate value of such securities is $189,000 or 0.36% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2017.

(a) The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows:

Cost of investments	$53,134,003

Gross unrealized appreciation	$1,461,886
Gross unrealized depreciation	(2,307,019)
Net unrealized depreciation	$(845,133)

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The
Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

As would be reflected in the Statement of Assets and Liabilities of the Master Portfolios, the following is a summary of the fair value and location of derivative instruments as of September 30, 2017:

		Statement of Assets & Liabilities
	Derivative Equity Contracts	Asset Description	Asset Fair Value	Liability Description	Liability Fair Value

The Alternative Income Portfolio	Put Options Written		$-	Written options, at value	$12,063

Security Valuation

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price or quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange- traded funds are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2017, 0.14%, 0.00%, and 0.36% of the net assets of The Internet Portfolio, The Paradigm Portfolio, and The Multi-Disciplinary Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at September 30, 2017.

Summary of Fair Value Exposure

Various inputs are used in determining the value of a Master Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio's net assets as of September 30, 2017:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$77,172,078	$2,740,044	(1)	$184,873	(2)	$80,096,995
Escrow Notes	-	-		-	*	-	*
Short-Term Investments	922	49,622,385		-		49,623,307
Investments Purchased with the Cash
Proceeds from Securities Lending	12,704,920	-		-		12,704,920
Total Investments in Securities	$89,877,920	$52,362,429		$184,873		$142,425,222

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Administrative and Support Services	$1,287
	Cable Distributor	2,738,757
		$2,740,044

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investment in the following industry:
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities	$184,873

For the nine-month period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2016	$26,368
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	158,505
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2017	$184,873

	Description	Fair Value at 9/30/17		Valuation Techniques	Unobservable Input	Range
	Common Stocks	$639.70		Accreting or amortizing the premium or discount until maturity of the restriction period.	No active market	$76.33-$848.10
	Escrow Notes		*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio's net assets as of September 30, 2017:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$5,470,539	$792,725	(1)	$-	$6,263,264
Preferred Stocks	-	9,270		-	9,270
Corporate Bonds	-	34,167		-	34,167
Warrants	3,002	4,476		-	7,478
Short-Term Investments	2,066	4,810,508		-	4,812,574
Investments Purchased with the Cash
Proceeds from Securities Lending	73,000	-		-	73,000
Total Investments in Securities	$5,548,607	$5,651,146		$-	$11,199,753

	(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
		Asset Management	$239,435
		Cable Distributor	9,187
		Holding Company	341,000
		Real Estate	203,103
			$792,725

For the nine-month period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2, or investments in Level 3 securities.

^		See Portfolio of Investments for breakout of investments by industry classification.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of September 30, 2017:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$677,127,455	$25,458,618	(1)	$-		$702,586,073
Preferred Stocks	-	3,906		-		3,906
Escrow Notes	-	-		-	*	-	*
Warrants	-	1,891		-		1,891
Short-Term Investments	999	52,255,069		-		52,256,068
Investments Purchased with the Cash
Proceeds from Securities Lending	17,006,880	-		-		17,006,880
Total Investments in Securities	$694,135,334	$77,719,484		$-	*	$771,854,818

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Asset Management	$18,257,776
	Holding Company	1,736,000
	Oil and Gas Extraction	3,855,061
	Real Estate	1,609,781
		$25,458,618

	Transfers out of Level 1 into Level 2	$1,736,000

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the nine-month period ended September 30, 2017, there were no transfers into or out of Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2016	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2017	$-	*

Description	Fair Value at 9/30/17		Valuation Techniques	Unobservable Input	Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio's net assets as of September 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,537,984	$-	$-	$19,537,984
Rights	9,554	902	-	10,456
Short-Term Investments	739	1,243,913	-	1,244,652
Investments Purchased with the Cash
Proceeds from Securities Lending	51,255	-	-	51,255
Total Investments in Securities	$19,599,532	$1,244,815	$-	$20,844,347

Transfers out of Level 2 into Level 1	$3,960

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the nine-month period ended September 30, 2017, there were no investments in Level 3 securities.

^ See Portfolio of Investments for breakout of investments by industry classification.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of September 30, 2017:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$140,759,355	$25,014,212	(1)	$-	$165,773,567
Preferred Stocks	-	934,794		-	934,794
Warrants	-	451,573		-	451,573
Short-Term Investments	478	11,464,072		-	11,464,550
Investments Purchased with the Cash
Proceeds from Securities Lending	2,134,870	-		-	2,134,870
Total Investments in Securities	$142,894,703	$37,864,651		$-	$180,759,354

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Asset Management	$12,318,816
	Real Estate	12,695,396
		$25,014,212

	Transfers out of Level 2 into Level 1	$198,400

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the nine-month period ended September 30, 2017, there were no investments in Level 3 securities.

^ See Portfolio of Investments for breakout of investments by industry classification.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of September 30, 2017:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$32,564,792	$5,148,417	(1)	$-	$37,713,209
Preferred Stocks	-	212,976		-	212,976
Corporate Bonds	-	4,758		-	4,758
Warrants	-	102,883		-	102,883
Short-Term Investments	1,088	15,549,090		-	15,550,178
Investments Purchased with the Cash
Proceeds from Securities Lending	1,095,000	-		-	1,095,000
Total Investments in Securities	$33,660,880	$21,018,124		$-	$54,679,004

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Asset Management	$3,569,883
	Real Estate	1,578,534
		$5,148,417

For the nine-month period ended September 30, 2017, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2016	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-	*
Transfer in and/or out of Level 3	-
Balance as of September 30, 2017	$-

^	See Portfolio of Investments for breakout of investments by industry classification.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio's net assets as of September 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	5,797,811	$-	-	5,797,811
Short-Term Investments	2,249,779	18,265,173	-	20,514,952
Total Investments in Securities	$8,047,590	$18,265,173	$-	$26,312,763

Liabilities
Put Options Written	$-	$12,063	$-	$12,063

For the nine-month period ended September 30, 2017, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio's net assets as of September 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$884,229	$-	$884,229
Corporate Bonds	-	40,789,470	-	40,789,470
Municipal Bonds	-	189,000	-	189,000
Closed-End Funds	5,685,809	-	-	5,685,809
Short-Term Investments	590	3,933,472	-	3,934,062
Investments Purchased with the Cash
Proceeds from Securities Lending	806,300	-	-	806,300
Total Investments in Securities	$6,492,699	$45,796,171	$-	$52,288,870

For the nine-month period ended September 30, 2017, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*: /s/ Peter B. Doyle
Peter B. Doyle, President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*: /s/ Peter B. Doyle
Peter B. Doyle, President

Date: November 21, 2017

By (Signature and Title)*: /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date: November 21, 2017

* Print the name and title of each signing officer under his or her signature.